INVENTORIES (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009
INVENTORIES
Finished products														$ 55,000
Work in process and inventoried costs under long-term contracts	71,885,000	78,796,000				71,855,000				79,529,000				105,460,000
Customer advances	(21,601,000)	(27,288,000)				(34,582,000)				(41,575,000)				(49,734,000)
Materials and purchased parts	708,000	858,000				1,086,000				2,699,000				1,824,000
Net inventories	50,992,000	52,366,000	49,622,000	51,398,000	43,341,000	38,359,000	41,230,000	37,387,000	40,538,000	40,653,000	47,083,000	59,382,000	62,164,000	57,605,000
Costs incurred outside the scope of work or in advance of a contract award	1,600,000	1,900,000				1,200,000				100,000				900,000
General and administrative amounts for certain government contracts remaining in inventory		$ 4,700,000				$ 4,800,000				$ 4,000,000				$ 5,000,000